Note 22 - Disclosures About Fair Value of Financial Instruments - Changes in Fair Value Due to Observable Factors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value, other assets	$ 2,034
Fair value, other liabilities	2,034	$ 0
Total realized gains included in income, other assets	(69)
Total realized gains included in income, other liabilities		34
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held, other assets	0
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held, other liabilities		0
Purchases, issuances and settlements, net, other assets	0
Purchases, issuances and settlements, net, other liabilities		2,000
Transfers out of Level 3, other assets	0
Transfers out of Level 3, other liabilities		0
Fair value, other assets	1,965	2,034
Fair value, other liabilities		2,034
Total realized gains (losses) included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$ (69)
Total realized gains (losses) included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31		$ 34